Disposition and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2013
Disclosure Of Long Lived Assets And Liabilities Held For Sale [Table Text Block]
The properties are on the market and are held at market value (approximately RMB3.8 million ($0.6 million)).

	2011	2012	2013	2013
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Assets classified as held for sale
Cash and cash equivalents	383,330	—	—	—
Property, plant and equipment	3,249	27,794	3,825	624
Intangibles	1,499	—	—	—
Finance and other receivables	2,317,831	—	—	—
	2,705,909	27,794	3,825	624
Liabilities classified as held for sale
Finance and other payables	(2,236,559)	—	—	—
	(2,236,559)	—	—	—

Pwf [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
Results of the PWF discontinued operations are as follows:

Results of discontinued operations	From April 30, 2011 (acquisition date) to June 30, 2011
	(RMB'000)	(US$'000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

P3a [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
Included in the loss from discontinued operations for the year ended December 31, 2010 is RMB20.3 million operating income from January 1, 2010 through the date of disposal and a RMB21.6 million loss on disposal, net of a reversal of deferred tax liabilities of approximately RMB 191.2 million. There is no other significant income tax on discontinued operations for 2010. Results of the P3A discontinued operations are as follows:

Discontinued Operations	From January 1, 2010 to date of disposal
	(RMB'000)	(US$'000)
Revenue from discontinued operations	112,277	17,012
Pretax income (loss)	(192,468)	(29,162)
Income (loss) from discontinued operations	(1,314)	(199)